VALUE OF BUSINESS ACQUIRED (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2013
Value Of Business Acquired [Line Items]
Gross Carrying Amount	$ 416	$ 416
Accumulated Amortization and Other	(407)	(409)
Net	9	7
Total amortization	0	10	$ 11
Amortization Of Value Of Business Acquired VOBA Low End Range	0
Amortization Of Value Of Business Acquired VOBA High End Range	1
Protective Life
Value Of Business Acquired [Line Items]
Net	$ 117	$ 117		$ 117